Financial Instruments and Fair Value Measurements - Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Derivative Not Designated as Hedging Instruments
Interest rate swaps, assets	$ 0	$ 411
Interest rate swaps, liabilities	0	2,604
Total derivatives assets	67	411
Total derivatives liabilities	486	2,604
Financial instruments - current assets
Derivative Not Designated as Hedging Instruments
Interest rate swaps, assets	67	0
Financial instruments - non-current assets
Derivative Not Designated as Hedging Instruments
Interest rate swaps, assets	0	411
Financial instruments - current liabilities
Derivative Not Designated as Hedging Instruments
Interest rate swaps, liabilities	486	2,604
Financial instruments - non-current liabilities
Derivative Not Designated as Hedging Instruments
Interest rate swaps, liabilities	$ 0	$ 0